Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests	6 Months Ended			12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 104,305			RM 94,158
(Loss)/Profit allocated to NCI (RM)	311,459			1,262,527
Total comprehensive (loss)/ income allocated to NCI (RM)	RM 311,459	$ 67,782	RM 1,262,527	RM 1,262,527
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)	49.00%	49.00%		49.00%
Carrying amount of NCI (RM)	RM 103,905			RM 105,068
(Loss)/Profit allocated to NCI (RM)	(1,162)
Total comprehensive (loss)/ income allocated to NCI (RM)	RM (1,162)
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)	49.00%	49.00%		49.00%
Carrying amount of NCI (RM)				RM (12,310)
(Loss)/Profit allocated to NCI (RM)	312,621			583,933
Total comprehensive (loss)/ income allocated to NCI (RM)	RM 312,621			RM 583,933
Other individually immaterial subsidiaries [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400			RM 1,400
(Loss)/Profit allocated to NCI (RM)				(1,883)
Total comprehensive (loss)/ income allocated to NCI (RM)				RM (1,883)
ARB Robotic Group [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)
(Loss)/Profit allocated to NCI (RM)				680,477
Total comprehensive (loss)/ income allocated to NCI (RM)				RM 680,477